Retirement Plans	12 Months Ended
Sep. 27, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans
The Company sponsors a number of pension plans. The Company measures its pension plans as of its fiscal year end. The following disclosures exclude the impact of plans which are immaterial individually and in the aggregate.
Defined Benefit Pension Plans—The Company has a number of noncontributory and contributory defined benefit retirement plans covering certain of its U.S. and non-U.S. employees, designed in accordance with conditions and practices in the countries concerned. Net periodic pension benefit cost is based on periodic actuarial valuations which use the projected unit credit method of calculation and is charged to the Consolidated Statements of Operations on a systematic basis over the expected average remaining service lives of current participants. Contribution amounts are determined based on local regulations and the advice of professionally qualified actuaries in the countries concerned. The benefits under the defined benefit plans are based on various factors, such as years of service and compensation.
The net periodic benefit cost for material U.S. and non-U.S. defined benefit pension plans for 2013, 2012 and 2011 is as follows ($ in millions):

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Service cost	$6	$5	$7	$8	$6	$7
Interest cost	33	35	38	50	53	57
Expected return on plan assets	(48)	(42)	(43)	(67)	(60)	(59)
Amortization of initial net (asset)	—	—	—	—	(1)	—
Amortization of net actuarial loss	14	13	9	11	7	10
Plan settlements, curtailments and special termination benefits	—	—	(2)	—	—	(1)
Net periodic benefit cost	$5	$11	$9	$2	$5	$14
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	3.6%	4.5%	5.0%	4.2%	5.2%	5.1%
Expected return on plan assets	8.0%	8.0%	8.0%	6.8%	6.8%	6.8%
Rate of compensation increase	NA	NA	4.0%	2.8%	2.7%	2.9%

During fiscal 2011, the Company froze its last remaining active U.S. pension plan. For inactive plans the Company amortizes its actuarial gains and losses over the average remaining life expectancy of the pension plan participants.
The estimated net loss for material U.S. pension benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are expected to be $9 million.
The estimated net loss for material non-U.S. pension benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are expected to be $12 million.
The change in benefit obligations, plan assets and the amounts recognized on the Consolidated Balance Sheets for material U.S. and non-U.S. defined benefit plans as of September 27, 2013 and September 28, 2012 is as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Change in benefit obligations:
Benefit obligations as of beginning of year	$931	$819	$1,219	$1,038
Service cost	6	5	8	6
Interest cost	33	35	50	53
Employee contributions	—	—	2	2
Actuarial (gain) loss	(132)	119	93	133
Transfers	—	—	5	5
Benefits and administrative expenses paid	(46)	(47)	(54)	(46)
Plan settlements, curtailments and special termination benefits	—	—	(2)	—
Currency translation	—	—	6	28
Benefit obligations as of end of year	$792	$931	$1,327	$1,219
Change in plan assets:
Fair value of plan assets as of beginning of year	$623	$529	$1,016	$877
Actual return on plan assets	66	105	114	103
Employer contributions	9	36	41	45
Employee contributions	—	—	2	2
Acquisitions/divestitures	—	—	1	6
Benefits and administrative expenses paid	(46)	(47)	(54)	(46)
Plan settlements, curtailments and special termination benefits	—	—	(2)	—
Currency translation	—	—	1	29
Fair value of plan assets as of end of year	$652	$623	$1,119	$1,016
Funded status	$(140)	$(308)	$(208)	$(203)
Net amount recognized	$(140)	$(308)	$(208)	$(203)

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$(3)	$(3)	$(6)	$(6)
Non-current liabilities	(137)	(305)	(202)	(197)
Net amount recognized	$(140)	$(308)	$(208)	$(203)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset	$—	$—	$2	$3
Net actuarial loss	(271)	(435)	(418)	(381)
Total loss recognized	$(271)	$(435)	$(416)	$(378)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.9%	3.6%	4.2%	4.2%
Rate of compensation increase	N/A	N/A	2.8%	2.8%

The accumulated and aggregate benefit obligation and fair value of plan assets with accumulated benefit obligations in excess of plan assets as of September 27, 2013 and September 28, 2012 were as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	As of September 27, 2013	As of September 28, 2012	As of September 27, 2013	As of September 28, 2012
Accumulated benefit obligation	$792	$931	$1,312	$1,206
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$792	$931	$1,291	$1,195
Fair value of plan assets	652	623	1,095	1,003
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	$792	$931	$1,323	$1,225
Fair value of plan assets	652	623	1,108	1,016

In determining the expected return on plan assets, the Company considers the relative weighting of plan assets by asset class, historical performance of asset classes over long-term periods, asset class performance expectations as well as current and future economic conditions.
The Company's investment strategy for its pension plans is to manage the plans on a going-concern basis. Current investment policy is to maintain an adequate level of diversification while maximizing the return on assets, subject to a prudent level of portfolio risk, for the purpose of enhancing the security of benefits for participants as well as providing adequate liquidity to meet immediate and future benefit payment requirements. In addition, local regulations and local financial considerations are factors in determining the appropriate investment strategy in each country. For U.S. pension plans, this policy targets a 60% allocation to equity securities and a 40% allocation to debt securities. Various asset allocation strategies are in place for non-U.S. pension plans, with a weighted-average target allocation of 49% to equity securities, 47% to debt securities and 4% to other asset classes.
Pension plans have the following weighted-average asset allocations:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Asset Category:
Equity securities	63%	59%	52%	50%
Debt securities	35%	39%	48%	50%
Cash and cash equivalents	2%	2%	—	—
Total	100%	100%	100%	100%

Although the Company does not buy or sell any of its own securities as a direct investment for its pension funds, due to external investment management in certain commingled funds, the plans may indirectly hold Tyco securities. The aggregate amount of the securities would not be considered material relative to the total fund assets.
The Company evaluates its defined benefit plans' asset portfolios for the existence of significant concentrations of risk. Types of investment concentration risks that are evaluated include, but are not limited to, concentrations in a single entity, industry, foreign country and individual fund manager. As of September 27, 2013, there were no significant concentrations of risk in the Company's defined benefit plan assets.
The Company's plan assets are accounted for at fair value and are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value of assets and their placement within the fair value hierarchy levels. The Company's asset allocations by level within the fair value hierarchy as of September 27, 2013 and September 28, 2012 are presented in the table below for the Company's material defined benefit plans.

	As of September 27, 2013
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$187	$296	$483
Non-U.S. equity securities	165	351	516
Fixed income securities:
Government and government agency securities	34	292	326
Corporate debt securities	—	379	379
Mortgage and other asset-backed securities	—	54	54
Cash and cash equivalents	13	—	13
Total	$399	$1,372	$1,771

	As of September 28, 2012
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$162	$268	$430
Non-U.S. equity securities	101	336	437
Fixed income securities:
Government and government agency securities	58	272	330
Corporate debt securities	—	384	384
Mortgage and other asset-backed securities	—	39	39
Cash and cash equivalents	19	—	19
Total	$340	$1,299	$1,639

Equity securities consist primarily of publicly traded U.S. and non-U.S. equities. Publicly traded securities are valued at the last trade or closing price reported in the active market in which the individual securities are traded. Certain equity securities are held within commingled funds which are valued at the unitized net asset value ("NAV") or percentage of the net asset value as determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.
Fixed income securities consist primarily of government and government agency securities, corporate debt securities, and mortgage and other asset-backed securities. When available, fixed income securities are valued at the closing price reported in the active market in which the individual security is traded. Government and government agency securities and corporate debt securities are valued using the most recent bid prices or occasionally the mean of the latest bid and ask prices when markets are less liquid. Asset-backed securities including mortgage backed securities are valued using broker/dealer quotes when available. When quotes are not available, fair value is determined utilizing a discounted cash flow approach, which incorporates other observable inputs such as cash flows, underlying security structure and market information including interest rates and bid evaluations of comparable securities. Certain fixed income securities are held within commingled funds which are valued unitizing NAV determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.
Cash and cash equivalents consist primarily of short-term commercial paper, bonds and other cash or cash-like instruments including settlement proceeds due from brokers, stated at cost, which approximates fair value.
The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 27, 2013 and September 28, 2012 ($ in millions):

	As of September 27, 2013
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$292	Daily	1 day, 5 days
Non-U.S. equity securities	390	Daily, Semi-monthly	1 day, 2 days, 3 days
Government and government agency securities	148	Daily	1 day, 2 days
Corporate debt securities	121	Daily	1 day, 2 days
	$951

	As of September 28, 2012
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$265	Daily	1 day
Non-U.S. equity securities	329	Daily, Semi-monthly	1 day, 2 days, 3 days
Government and government agency securities	119	Daily	1 day
Corporate debt securities	136	Daily	1 day, 2 days
	$849

The strategy of the Company's investment managers with regard to the investments valued using NAV or its equivalent is to either match or exceed relevant benchmarks associated with the respective asset category. None of the investments valued using NAV or its equivalent contain any redemption restrictions or unfunded commitments.
During 2013, the Company contributed $9 million to its U.S. and $41 million to its non-U.S. pension plans, which represented the Company's minimum required contributions to its pension plans for fiscal year 2012. The Company did not make any voluntary contributions to its U.S. and non-U.S. plans during 2013.
The Company's funding policy is to make contributions in accordance with the laws and customs of the various countries in which it operates as well as to make discretionary voluntary contributions from time-to-time. The Company anticipates that it will contribute at least the minimum required to its pension plans in 2014 of $25 million for the U.S. plans and $28 million for non-U.S. plans.
Benefit payments, including those amounts to be paid out of corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

	U.S. Plans	Non-U.S. Plans
2014	$43	$48
2015	44	47
2016	45	48
2017	45	50
2018	47	51
2019 - 2023	248	286

The Company also participates in a number of multi-employer defined benefit plans on behalf of certain employees. Pension expense related to multi-employer plans was not material for 2013, 2012 and 2011.
Executive Retirement Arrangements—Messrs. Kozlowski and Swartz participated in individual Executive Retirement Arrangements maintained by Tyco (the "ERA"). Under the ERA, Messrs. Kozlowski and Swartz would have fixed lifetime benefits commencing at their normal retirement age of 65. During the second quarter of fiscal 2012, the Company reversed the liability related to Mr. Swartz's pay and benefits due to the expiration of the statute of limitations, which was recorded in Selling, general and administrative expenses in the Company's Consolidated Statement of Operations. The Company's accrued benefit obligation for Mr. Kozlowski as of September 27, 2013 was $93 million. The Company's accrued benefit obligations for Messrs. Kozlowski and Swartz as of September 28, 2012 were $93 million and nil, respectively. Retirement benefits are available at earlier ages and alternative forms of benefits can be elected. Any such variations would be actuarially equivalent to the fixed lifetime benefit starting at age 65. Amounts owed to Mr. Kozlowski under the ERA are the subject of litigation brought by the Company against him. See Note 13 for additional information.
Defined Contribution Retirement Plans—The Company maintains several defined contribution retirement plans, which include 401(k) matching programs, as well as qualified and nonqualified profit sharing and share bonus retirement plans. Expense for the defined contribution plans is computed as a percentage of participants' compensation and was $63 million, $58 million, and $54 million for 2013, 2012 and 2011, respectively. The Company maintained an unfunded Supplemental Executive Retirement Plan ("SERP") for fiscal years 2012 and 2011. This plan is nonqualified and restores the employer match that certain employees lose due to IRS limits on eligible compensation under the defined contribution plans. The expense related to the SERP was not material for 2012 and 2011. The SERP was merged with the other nonqualified deferred compensation plans, discussed in the next paragraph, as of September 28, 2012.
Deferred Compensation Plans—The Company has nonqualified deferred compensation plans, which permit eligible employees to defer a portion of their compensation. A record keeping account is set up for each participant and the participant chooses from a variety of measurement funds for the deemed investment of their accounts. The measurement funds correspond to a number of funds in the Company's 401(k) plans and the account balance fluctuates with the investment returns on those funds. Deferred compensation liabilities were $113 million and $103 million as of September 27, 2013 and September 28, 2012, respectively. Deferred compensation expense was not material for 2013, 2012 and 2011.
Postretirement Benefit Plans—The Company generally does not provide postretirement benefits other than pensions for its employees. However, certain acquired operations provide these benefits to employees who were eligible at the date of acquisition, and a small number of U.S. and Canadian operations provide ongoing eligibility for such benefits.
Net periodic postretirement benefit cost was not material for 2013, 2012 and 2011. The Company's Consolidated Balance Sheets include unfunded postretirement benefit obligations of $33 million and $40 million as of September 27, 2013 and September 28, 2012, respectively within other liabilities. The Company's Consolidated Balance Sheets include nil of postretirement benefit assets as of both September 27, 2013 and September 28, 2012. In addition, the Company recorded a net actuarial gain of $8 million and $4 million within accumulated other comprehensive loss as of September 27, 2013 and September 28, 2012, respectively.
The Company expects to make contributions to its postretirement benefit plans of $3 million in 2014.
Benefit payments, including those amounts to be paid out of corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

2014	$3
2015	3
2016	3
2017	3
2018	3
2019-2023	12